MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
List of Accounting Policies [Abstract]
Disclosure of impact of initial application of new standards or interpretations	Our material accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our material accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
3	Business Combinations	13	X	X	X
5	Reportable Segments	21	X		X
6	Revenue Recognition	23	X	X	X
8	Property, Plant and Equipment	27	X	X	X
9	Leases	29	X	X	X
10	Intangible Assets and Goodwill	31	X	X	X
11	Restructuring, Acquisition and Other	34	X		X
14	Income Taxes	36	X		X
15	Earnings Per Share	38	X
16	Accounts Receivable	38	X		X
17	Inventories	39	X
19	Financial Instruments	40	X	X	X
20	Investments	52	X	X
22	Provisions	56	X	X	X
25	Post-Employment Benefits	63	X	X
27	Stock-Based Compensation	69	X	X
30	Commitments and Contingent Liabilities	74	X		X